FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value on a Recurring Basis, Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 16, 2019	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Highly liquid investments, maturity period (or less)		3 months
Valeant US Securities Litigation | New Jersey | Settled Litigation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Settlement, escrow fund included in restricted cash	$ 1,210	$ 1,510